Cash Flow Information - Disclosure of Non-cash Operating Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ 75	$ 155
Prepaid expenses	19	85
Income taxes receivable	(41)	22
Inventory	22	34
Accounts payable, accrued liabilities and provisions	(78)	(273)
Income taxes payable	6	15
Change in non-cash operating working capital	$ 3	$ 38